Other Assets (Details) (Promissory Notes [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Promissory Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount	$ 0.3
Accrued interest rate (in percent)	4.50%
Notes receivables, maturity date, description	the four year anniversary of the issuance date of the promissory notes
Deferred Finance Costs, Net	$ 0.2